Accounts Receivable, Net - Schedule of Movement in the Expected Credit Loss Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	$ 17,179	$ 143
Additions	119,132	17,064
Reversal	(15,579)
Translation adjustments	(455)	(28)
Expected credit loss	$ 120,277	$ 17,179